CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating revenues
Direct financing lease interest income - related parties	$ 9,623	$ 16,362	$ 22,850
Direct financing and sales-type lease interest income - other	30,055	21,903	331
Finance lease service revenues - related parties	22,095	35,010	44,523
Profit sharing revenues - related parties	1,779	5,753	51,470
Profit sharing revenues - other	0	61	74
Time charter revenues - related parties	53,258	51,832	55,265
Time charter revenues - other	239,468	186,577	171,483
Bareboat charter revenues - related parties	0	5,736	10,075
Bareboat charter revenues - other	36,222	34,860	34,964
Voyage charter revenues - other	24,339	21,037	19,329
Other Operating Income	1,873	1,747	2,587
Total operating revenues	418,712	380,878	412,951
Gain/(Loss) on sale of assets and termination of charters, net	(2,578)	1,124	(167)
Gain (Loss) on Disposition of Stock in Subsidiary	7,613	0	0
Operating expenses
Vessel operating expenses - related parties	45,266	57,714	67,221
Vessel operating expenses - other	83,282	74,080	68,795
Depreciation	104,079	88,150	94,293
Vessel impairment charge	64,338	0	5,314
Administrative expenses - related parties	1,072	831	1,443
Administrative expenses - other	8,095	6,601	7,629
Total operating expenses	306,132	227,376	244,695
Net operating income	117,615	154,626	168,089
Non-operating income / (expense)
Interest income – related parties, associated companies	14,128	15,265	18,675
Interest income – related parties, other	880	422	897
Interest income - other	2,943	3,643	2,164
Interest Expense, Related Party	6,378	0	0
Interest expense - other	(107,508)	(90,414)	(71,843)
(Loss)/gain on purchase of bonds	1,146	(2,305)	(8,802)
Available-for-sale securities impairment charge	0	(4,410)	0
Dividend income from related parties	0	3,300	11,550
Equity Securities, FV-NI, Unrealized Gain (Loss)	12,277	0	0
Debt and Equity Securities, Realized Gain (Loss)	13,477	0	0
Other financial items, net	10,407	(2,684)	(2,089)
Net income before equity in earnings of associated companies	58,987	77,443	118,641
Equity in earnings of associated companies	14,635	23,766	27,765
Net income	$ 73,622	$ 101,209	$ 146,406
Per share information:
Basic earnings per share (in dollars per share)	$ 0.70	$ 1.06	$ 1.57
Weighted average number of shares outstanding, basic	105,898	95,597	93,497
Diluted earnings per share (in dollars per share)	$ 0.69	$ 1.03	$ 1.50
Weighted average number of shares outstanding, diluted	107,606	102,900	108,040
Cash dividend per share declared and paid (in dollars per share)	$ 1.40	$ 1.60	$ 1.80